Income taxes	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
    Income taxes recognized during the six months ended June 30, 2021 and June 30, 2020, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Provision for income taxes (excluding restructuring)	$14,133	$8,671	$30,281	$21,261
Tax impact of restructuring	—	(2,261)	—	(2,261)
Provision for income taxes	$14,133	$6,410	$30,281	$19,000

    As at June 30, 2021 the Company maintains a $17.4 million liability (December 31, 2020: $19.6 million) for unrecognized tax benefit, which is comprised of $17.1 million (December 31, 2020: $19.1 million) related to items generating unrecognized tax benefits and $0.3 million (December 31, 2020: $0.5 million) for interest and penalties related to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.
The Company has analyzed the filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to audit by the major tax jurisdictions where the Company does business are the 2016 through 2020 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.